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Amplify Emerging Markets FinTech ETF
AMPLIFY EMERGING MARKETS FINTECH ETF
INVESTMENT OBJECTIVE

The Amplify Emerging Markets FinTech ETF seeks investment results that generally correspond (before fees and expenses) to the price and yield of the EQM Emerging Markets Fintech Index (the “Index”). The Index seeks to measure the performance of equity securities (common stock and depositary receipts) issued by emerging market and frontier market companies that derive at least 50% of their revenue from financial technology (Fintech).

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Amplify Emerging Markets FinTech ETF Amplify Emerging Markets FinTech ETF
Management Fees	0.69%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.69%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5 % return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Amplify Emerging Markets FinTech ETF | Amplify Emerging Markets FinTech ETF | USD ($)	70	221	384	859

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal year ended October 31, 2023, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will invest at least 80% of its net assets (including investment borrowings) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. Penserra Capital Management LLC (“Penserra” or the “Sub-Adviser”) serves as investment sub-adviser to the Fund.

The Index was created and is maintained by EQM Indexes LLC (“EQM” or the “Index Provider”) and is calculated and published by Solactive AG. The Index seeks to measure the performance of equity securities (common stock and depositary receipts) issued by emerging market and frontier market companies that derive at least 50% of their revenue from financial technology (Fintech). The Index is a gross total return index.

The Index’s initial universe consists of the common stocks and/or depositary receipts listed on a regulated stock exchange, in the form of shares tradable for foreign investors without restrictions, issued by non-U.S. companies domiciled in emerging markets and frontier markets. Companies are classified into emerging market countries and frontier market countries based on the global market capitalization approach of the Index provider. Companies headquartered in China are only included if they are available as developed market listed, exchange traded ADR versions, or Hong Kong exchange traded versions. Developed market domiciled companies are eligible for inclusion provided more than 70% of the company’s revenues are derived from emerging market and/or frontier market countries, as identified above; provided, however, these companies may not comprise more than 10% of the Index weight in aggregate. As of October 28, 2022, companies from the following countries were eligible for inclusion in the Index: Argentina, Bangladesh, Cambodia, Brazil, China, Chile, Columbia, Czech Republic, Cypress, Egypt, Ecuador, Hong Kong, Hungary, Malaysia, Mexico, Morocco, India, Indonesia, Kazakhstan, Nigeria, Pakistan, Panama, Peru, Philippines, Poland, Puerto Rico, Russia, Singapore, South Korea, Taiwan, Thailand, Saudi Arabia, South Africa, Uruguay, Turkey, and United Arab Emirates.

Companies eligible for inclusion in the Index must have a market capitalization of at least $100 million and a six-month daily average value traded of at least $1 million.

All companies complying with the above screens must also generate at least 50% of their revenue from Fintech operations, which currently includes providing and developing mobile applications, online platforms, enterprise software, and/or other technology applications for the following industries or business segments:

●	Payments;

●	Banking & Digital Banking;

●	Lending and Credit;

●	Insurance;

●	Investments & Trading; and

●	Digital assets (digital wallets, mining, and exchange platforms).

The Fund’s investments in portfolio companies in the above industries and business segments, including the digital asset segment, will not invest directly or indirectly in cryptocurrencies and therefore the Fund is not expected to track the price movements of any cryptocurrency.

All companies complying with the above screens are included in the Index. Index constituents are initially weighted equally.  If the Index has exposure of greater than 25% to a single country, each security domiciled in that country has its weight reduced on a pro rata basis so that exposure to that country is reduced to 25%.  The excess weight resulting from any country weight reduction is then redistributed equally to all the other Index constituents. The Index is reconstituted and rebalanced quarterly but may be adjusted more frequently for specific corporate events or to include initial public offerings that meet Index eligibility criteria.

As of December 31, 2023, the Index was composed of 39 securities with a weighted average market capitalization of approximately $21.26 billion. Additionally, the Index had significant exposure to companies operating in China.

Diversification Status. The Fund is classified as “diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

PRINCIPAL RISKS OF INVESTING IN THE FUND
PERFORMANCE

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of a benchmark index and a broad-based market index.

On February 9, 2022 the Fund ceased following the EQM International Ecommerce Index and began pursuing its investment strategy of investing in securities that comprise the EQM Emerging Markets FinTech Index. Therefore, the Fund’s performance and historical returns shown below are not necessarily indicative of the performance that the Fund, based on the current strategy, would have generated. The Fund’s performance information is accessible on the Fund’s website at www.amplifyetfs.com.

Calender Year Total Returns as of 12/31

The Fund’s highest quarterly return was 56.16% (quarter ended June 30, 2020) and the Fund’s lowest quarterly return was -26.87% (quarter ended March 31, 2022).
Average Annual Total Return as of December 31, 2023
Average Annual Returns - Amplify Emerging Markets FinTech ETF	Label	1 Year		Since Inception		Inception Date
Amplify Emerging Markets FinTech ETF	Return Before Taxes	12.28%		(2.24%)		Jan. 29, 2019
Amplify Emerging Markets FinTech ETF | Return After Taxes on Distributions	Return After Taxes on Distributions	10.44%		(2.57%)		Jan. 29, 2019
Amplify Emerging Markets FinTech ETF | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	7.57%		(1.77%)		Jan. 29, 2019
Hybrid EQM International Ecommerce/EQM Emerging Markets Fintech Index(1) (reflects no deduction for fees, expenses or taxes)	Hybrid EQM International Ecommerce/EQM Emerging Markets Fintech Index(1) (reflects no deduction for fees, expenses or taxes)	13.27%	[1]	(1.67%)	[1]	Jan. 29, 2019	[1]
EQM Emerging Markets FinTech Index(2) (reflects no deduction for fees, expenses or taxes)	EQM Emerging Markets FinTech Index(2) (reflects no deduction for fees, expenses or taxes)	13.27%	[2]	7.04%	[2]	Jan. 29, 2019	[2]
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	26.29%		14.72%		Jan. 29, 2019
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	9.83%		2.39%		Jan. 29, 2019
[1]	Reflects performance of the EQM International Ecommerce Index through February 8, 2022 and the EQM Emerging Markets FinTech Index thereafter.
[2]	On February 9, 2022, the Fund changed its index from the EQM International Ecommerce Index to the EQM Emerging Markets FinTech Index. Therefore, the Fund’s performance and historical returns for the periods shown prior to February 9, 2022 are not necessarily indicative of the performance that the Fund, based on its current index and investment objective, would have generated.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.